Tax and Social Security Obligations - Summary Of Tax And Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax and Social Security Obligations [Abstract]
Income Tax (IRPJ and CSLL)		R$ 264,258	R$ 69,001
Contributions over revenue (PIS and COFINS)		34,247	16,368
Taxes on services (ISS)		18,141	9,399
Contributions for Social Security (INSS)		7,712	3,368
Others		20,973	4,985
Total	R$ 234,652	345,331	103,121
Current		345,331	103,121
Non-current